Provisions for risks and charges (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of Movement of the Provision for Risks and Charges
The following tables show the movement of the provision for risks and charges in 2024:

(€ thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provisions	Total provisions
At January 1, 2024	770	16,805	13,092	5,201	35,868
of which current	136	672	13,092	2,119	16,019
of which non-current	634	16,133	—	3,082	19,849
Provisions	—	2,899	3,557	2,370	8,826
Releases	(156)	(2,204)	(1,037)	(2,489)	(5,886)
Utilizations	(102)	—	(3,908)	(324)	(4,334)
Exchange differences	(5)	734	246	144	1,119
Business Combination	—	17	52	20	89
Reclassifications and other	195	325	2,044	2,096	4,660
At December 31, 2024	702	18,576	14,046	7,018	40,342
of which current	650	2,096	14,046	—	16,792
of which non-current	52	16,480	—	7,018	23,550